Empower High Yield Bond Fund Investment Objectives and Goals - Empower High Yield Bond Fund	Dec. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Fund Summary
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks to obtain high current income with capital appreciation as a secondary objective when consistent with the primary objective.
Objective, Secondary [Text Block]	with capital appreciation as a secondary objective when consistent with the primary objective